PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Research Enhanced Value ETF | Third Quarter Report 2022 1
Common Stocks 99 .3%
Issuer Shares Value ($)
Communication Services  8.0%
Diversified Telecommunication Services 2.2%
Lumen Technologies, Inc. 2,449 26,670
Verizon Communications, Inc. 10,222 472,154
Total 498,824
Entertainment 0.4%
Electronic Arts, Inc. 638 83,725
Live Nation Entertainment, Inc.
(a)
181 17,012
Playtika Holding Corp.
(a)
14 172
Total 100,909
Interactive Media & Services 4.8%
Alphabet, Inc. Class A
(a)
1,890 219,845
Alphabet, Inc. Class C
(a)
1,720 200,621
Meta Platforms, Inc. Class A
(a)
4,334 689,539
Total 1,110,005
Media 0.6%
Fox Corp. Class A 757 25,064
Fox Corp. Class B 352 10,877
Interpublic Group of Cos., Inc. (The) 937 27,988
News Corp. Class A 932 15,975
News Corp. Class B 298 5,149
Nexstar Media Group, Inc. Class A 84 15,823
Omnicom Group, Inc. 483 33,733
Total 134,609
Total Communication Services 1,844,347
Consumer Discretionary  6.2%
Automobiles 0.3%
Harley-Davidson, Inc. 894 33,802
Thor Industries, Inc. 353 29,769
Total 63,571
Distributors 1.0%
Genuine Parts Co. 862 131,774
LKQ Corp. 1,761 96,573
Total 228,347
Diversified Consumer Services 0.5%
ADT, Inc. 1,368 9,987
Grand Canyon Education, Inc.
(a)
198 19,022
H&R Block, Inc. 196 7,832
Service Corp. International 1,033 76,917
Total 113,758
Hotels, Restaurants & Leisure 0.8%
Boyd Gaming Corp. 527 29,254
Hyatt Hotels Corp. Class A
(a)
343 28,383
Marriott Vacations Worldwide Corp. 261 35,736
MGM Resorts International 2,342 76,654
Six Flags Entertainment Corp.
(a)
240 5,441
Travel + Leisure Co. 159 6,854
Wyndham Hotels & Resorts, Inc. 183 12,702
Total 195,024
Household Durables 1.4%
DR Horton, Inc. 1,042 81,307
Lennar Corp. Class A 1,706 145,010
Lennar Corp. Class B 104 7,059
NVR, Inc.
(a)
7 30,752
PulteGroup, Inc. 968 42,224
Toll Brothers, Inc. 353 17,361
TopBuild Corp.
(a)
30 6,352
Total 330,065
Multiline Retail 0.2%
Macy's, Inc. 1,898 33,500
Nordstrom, Inc. 112 2,633
Total 36,133
Common Stocks (continued)
Issuer Shares Value ($)
Specialty Retail 1.2%
AutoNation, Inc.
(a)
246 29,210
AutoZone, Inc.
(a)
16 34,198
O'Reilly Automotive, Inc.
(a)
254 178,712
Penske Automotive Group, Inc. 177 20,265
Victoria's Secret & Co.
(a)
157 5,803
Williams-Sonoma, Inc. 96 13,864
Total 282,052
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings Ltd.
(a)
940 45,759
PVH Corp. 436 26,997
Ralph Lauren Corp. 291 28,701
Tapestry, Inc. 1,455 48,932
Under Armour, Inc. Class A
(a)
1,233 11,418
Under Armour, Inc. Class C
(a)
1,425 11,770
Total 173,577
Total Consumer Discretionary 1,422,527
Consumer Staples  6.9%
Beverages 0.4%
Keurig Dr Pepper, Inc. 1,708 66,168
Molson Coors Beverage Co. Class B 342 20,434
Total 86,602
Food & Staples Retailing 0.6%
Albertsons Cos., Inc. Class A 328 8,807
Kroger Co. (The) 1,397 64,877
Walgreens Boots Alliance, Inc. 1,439 57,013
Total 130,697
Food Products 2.3%
Archer-Daniels-Midland Co. 1,133 93,778
Campbell Soup Co. 387 19,099
Darling Ingredients, Inc.
(a)
294 20,368
General Mills, Inc. 1,208 90,346
JM Smucker Co. (The) 205 27,126
Kellogg Co. 226 16,706
Kraft Heinz Co. (The) 1,398 51,488
Mondelez International, Inc. Class A 2,728 174,701
Tyson Foods, Inc. Class A 564 49,638
Total 543,250
Household Products 1.6%
Procter & Gamble Co. (The) 2,740 380,613
Tobacco 2.0%
Altria Group, Inc. 3,597 157,765
Philip Morris International, Inc. 3,089 300,096
Total 457,861
Total Consumer Staples 1,599,023
Energy  7.9%
Energy Equipment & Services 0.2%
Baker Hughes Co. 2,288 58,779
Oil, Gas & Consumable Fuels 7.7%
APA Corp. 894 33,230
ConocoPhillips 3,504 341,395
Exxon Mobil Corp. 11,100 1,075,923
Marathon Oil Corp. 1,851 45,905
Marathon Petroleum Corp. 1,409 129,149
Occidental Petroleum Corp. 358 23,538
PDC Energy, Inc. 118 7,751
Phillips 66 1,268 112,852
Total 1,769,743
Total Energy 1,828,522
Financials  19.1%
Banks 5.8%
Bank OZK 564 22,616

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2022 (Unaudited)
2 Columbia Research Enhanced Value ETF | Third Quarter Report 2022
Common Stocks (continued)
Issuer Shares Value ($)
Comerica, Inc. 646 50,239
East West Bancorp, Inc. 699 50,174
Fifth Third Bancorp 3,326 113,483
KeyCorp 4,599 84,162
Popular, Inc. 362 28,117
Regions Financial Corp. 4,636 98,191
Synovus Financial Corp. 703 28,387
Wells Fargo & Co. 18,570 814,666
Zions Bancorp NA 737 40,203
Total 1,330,238
Capital Markets 4.7%
Cboe Global Markets, Inc. 521 64,281
CME Group, Inc. 1,815 362,056
Janus Henderson Group PLC 677 17,446
Jefferies Financial Group, Inc. 1,038 33,808
Lazard Ltd. Class A 479 18,044
Morgan Stanley 6,480 546,264
SEI Investments Co. 520 28,787
Virtu Financial, Inc. Class A 488 11,385
Total 1,082,071
Consumer Finance 2.3%
Ally Financial, Inc. 1,579 52,217
Capital One Financial Corp. 1,885 207,030
Credit Acceptance Corp.
(a)
26 14,974
Discover Financial Services 1,331 134,431
OneMain Holdings, Inc. 565 21,018
SLM Corp. 1,295 20,202
Synchrony Financial 2,413 80,787
Total 530,659
Diversified Financial Services 0.1%
Voya Financial, Inc. 508 30,561
Insurance 6.1%
American International Group, Inc. 3,848 199,211
Aon PLC Class A 64 18,627
Assurant, Inc. 246 43,242
Axis Capital Holdings Ltd. 385 19,439
Brown & Brown, Inc. 1,084 70,568
CNA Financial Corp. 134 5,684
Everest Re Group Ltd. 131 34,237
Hartford Financial Services Group, Inc. (The) 1,639 105,666
Lincoln National Corp. 657 33,730
Loews Corp. 1,006 58,600
Marsh & McLennan Cos., Inc. 266 43,613
MetLife, Inc. 3,458 218,719
Prudential Financial, Inc. 1,872 187,181
Reinsurance Group of America, Inc. 334 38,671
Travelers Cos., Inc. (The) 1,195 189,647
Unum Group 1,000 32,190
Willis Towers Watson PLC 544 112,575
Total 1,411,600
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 1,490 21,069
Total Financials 4,406,198
Health Care  16.5%
Biotechnology 1.4%
Amgen, Inc. 107 26,479
Biogen, Inc.
(a)
166 35,700
BioMarin Pharmaceutical, Inc.
(a)
211 18,157
Exact Sciences Corp.
(a)
165 7,441
Exelixis, Inc.
(a)
50 1,046
Gilead Sciences, Inc. 1,524 91,059
Horizon Therapeutics PLC
(a)
13 1,079
Common Stocks (continued)
Issuer Shares Value ($)
Incyte Corp.
(a)
24 1,864
Ionis Pharmaceuticals, Inc.
(a)
17 638
Mirati Therapeutics, Inc.
(a)
50 3,220
Moderna, Inc.
(a)
378 62,026
Natera, Inc.
(a)
9 423
Regeneron Pharmaceuticals, Inc.
(a)
108 62,823
Ultragenyx Pharmaceutical, Inc.
(a)
22 1,172
United Therapeutics Corp.
(a)
57 13,171
Vertex Pharmaceuticals, Inc.
(a)
22 6,169
Total 332,467
Health Care Equipment & Supplies 2.7%
Abbott Laboratories 4,103 446,571
DENTSPLY SIRONA, Inc. 578 20,900
Envista Holdings Corp.
(a)
449 18,252
Hologic, Inc.
(a)
668 47,682
Integra LifeSciences Holdings Corp.
(a)
202 11,118
QuidelOrtho Corp.
(a)
130 13,265
Zimmer Biomet Holdings, Inc. 579 63,916
Total 621,704
Health Care Providers & Services 5.0%
Cardinal Health, Inc. 754 44,908
Centene Corp.
(a)
1,618 150,425
Cigna Corp. 739 203,491
CVS Health Corp. 3,676 351,720
Elevance Health, Inc. 480 229,008
Humana, Inc. 104 50,128
McKesson Corp. 328 112,038
Molina Healthcare, Inc.
(a)
34 11,143
Premier, Inc. Class A 323 12,423
Total 1,165,284
Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc. 85 11,398
QIAGEN NV
(a)
620 30,777
Syneos Health, Inc.
(a)
229 18,123
Total 60,298
Pharmaceuticals 7.1%
Bristol-Myers Squibb Co. 5,805 428,293
Merck & Co., Inc. 4,078 364,328
Pfizer, Inc. 15,954 805,837
Viatris, Inc. 3,287 31,851
Total 1,630,309
Total Health Care 3,810,062
Industrials  10.2%
Aerospace & Defense 3.3%
Curtiss-Wright Corp. 114 16,352
General Dynamics Corp. 712 161,389
L3Harris Technologies, Inc. 557 133,663
Raytheon Technologies Corp. 4,319 402,574
Textron, Inc. 613 40,238
Total 754,216
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. 335 35,594
United Parcel Service, Inc. Class B 231 45,019
Total 80,613
Building Products 0.6%
A O Smith Corp. 285 18,032
Builders FirstSource, Inc.
(a)
492 33,456
Lennox International, Inc. 94 22,516
Masco Corp. 645 35,720
Owens Corning 281 26,060
Total 135,784

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2022 (Unaudited)
Columbia Research Enhanced Value ETF | Third Quarter Report 2022 3
Common Stocks (continued)
Issuer Shares Value ($)
Commercial Services & Supplies 0.5%
Cintas Corp. 22 9,361
Republic Services, Inc. 564 78,204
Tetra Tech, Inc. 89 13,641
Waste Management, Inc. 72 11,848
Total 113,054
Construction & Engineering 0.2%
AECOM 353 25,416
MasTec, Inc.
(a)
165 13,023
WillScot Mobile Mini Holdings Corp.
(a)
296 11,429
Total 49,868
Electrical Equipment 0.6%
Acuity Brands, Inc. 105 19,152
Emerson Electric Co. 1,194 107,543
nVent Electric PLC 480 16,949
Total 143,644
Industrial Conglomerates 1.0%
3M Co. 1,649 236,203
Machinery 1.9%
Allison Transmission Holdings, Inc. 62 2,596
Crane Holdings Co. 175 17,313
Cummins, Inc. 397 87,860
Esab Corp. 152 6,265
Gates Industrial Corp. PLC
(a)
317 3,899
Illinois Tool Works, Inc. 90 18,698
Nordson Corp. 126 29,105
Oshkosh Corp. 189 16,273
Otis Worldwide Corp. 1,076 84,111
Parker-Hannifin Corp. 294 84,993
Snap-on, Inc. 151 33,832
Westinghouse Air Brake Technologies Corp. 520 48,604
Total 433,549
Professional Services 0.2%
CACI International, Inc. Class A
(a)
60 18,138
FTI Consulting, Inc.
(a)
59 9,650
ManpowerGroup, Inc. 152 11,918
Robert Half International, Inc. 35 2,770
Total 42,476
Road & Rail 1.5%
CSX Corp. 4,699 151,918
Knight-Swift Transportation Holdings, Inc. 466 25,607
Landstar System, Inc. 15 2,349
Norfolk Southern Corp. 690 173,307
Total 353,181
Trading Companies & Distributors 0.1%
Watsco, Inc. 45 12,328
Total Industrials 2,354,916
Information Technology  9.0%
Communications Equipment 2.1%
Cisco Systems, Inc. 9,501 431,061
F5, Inc.
(a)
137 22,928
Juniper Networks, Inc. 730 20,462
Total 474,451
Electronic Equipment, Instruments & Components 0.0%
Keysight Technologies, Inc.
(a)
26 4,228
Vontier Corp. 133 3,431
Total 7,659
IT Services 1.5%
Akamai Technologies, Inc.
(a)
350 33,677
Amdocs Ltd. 277 24,116
Automatic Data Processing, Inc. 74 17,843
Concentrix Corp. 101 13,510
Common Stocks (continued)
Issuer Shares Value ($)
Fidelity National Information Services, Inc. 1,379 140,879
Genpact Ltd. 194 9,327
GoDaddy, Inc. Class A
(a)
314 23,292
SS&C Technologies Holdings, Inc. 501 29,644
VeriSign, Inc.
(a)
198 37,454
Western Union Co. (The) 567 9,650
Total 339,392
Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc.
(a)
791 74,726
Cirrus Logic, Inc.
(a)
128 10,939
Intel Corp. 9,462 343,565
Microchip Technology, Inc. 177 12,188
Micron Technology, Inc. 2,036 125,947
MKS Instruments, Inc. 124 14,657
Teradyne, Inc. 30 3,026
Texas Instruments, Inc. 665 118,962
Total 704,010
Software 2.1%
Dropbox, Inc. Class A
(a)
40 910
Manhattan Associates, Inc.
(a)
56 7,877
Roper Technologies, Inc. 243 106,111
Salesforce, Inc.
(a)
1,694 311,730
Teradata Corp.
(a)
110 4,212
VMware, Inc. Class A 249 28,934
Zoom Video Communications, Inc. Class A
(a)
276 28,665
Total 488,439
Technology Hardware, Storage & Peripherals 0.3%
Dell Technologies, Inc. Class C 498 22,440
HP, Inc. 1,267 42,305
Total 64,745
Total Information Technology 2,078,696
Materials  4.3%
Chemicals 2.2%
Celanese Corp. 519 60,988
Dow, Inc. 3,498 186,129
Huntsman Corp. 942 27,280
LyondellBasell Industries NV Class A 1,238 110,330
Mosaic Co. (The) 1,513 79,675
Olin Corp. 676 35,334
Westlake Corp. 152 14,796
Total 514,532
Containers & Packaging 0.3%
Packaging Corp. of America 439 61,728
Metals & Mining 1.7%
Cleveland-Cliffs, Inc.
(a)
2,430 43,035
Nucor Corp. 1,246 169,207
Reliance Steel & Aluminum Co. 291 55,363
Southern Copper Corp. 141 7,022
SSR Mining, Inc. 994 16,361
Steel Dynamics, Inc. 824 64,173
United States Steel Corp. 1,208 28,569
Total 383,730
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 342 21,761
Total Materials 981,751
Real Estate  5.3%
Equity Real Estate Investment Trusts (REITs) 4.9%
Boston Properties, Inc. 513 46,765
Brixmor Property Group, Inc. 986 22,855
EastGroup Properties, Inc. 139 23,705
EPR Properties 244 13,130
Essex Property Trust, Inc. 210 60,171

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
July 31, 2022 (Unaudited)
4 Columbia Research Enhanced Value ETF | Third Quarter Report 2022
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Extra Space Storage, Inc. 383 72,586
First Industrial Realty Trust, Inc. 439 22,806
Highwoods Properties, Inc. 344 12,236
Host Hotels & Resorts, Inc. 2,419 43,082
Iron Mountain, Inc. 244 11,832
Kilroy Realty Corp. 375 20,317
Kimco Realty Corp. 1,994 44,087
Lamar Advertising Co. Class A 29 2,931
Life Storage, Inc. 282 35,501
Mid-America Apartment Communities, Inc. 383 71,135
National Retail Properties, Inc. 565 26,900
National Storage Affiliates Trust 287 15,739
Prologis, Inc. 2,495 330,737
Rayonier, Inc. 480 18,120
SBA Communications Corp. 272 91,335
Simon Property Group, Inc. 553 60,078
Weyerhaeuser Co. 2,456 89,202
Total 1,135,250
Real Estate Management & Development 0.4%
CBRE Group, Inc. Class A
(a)
545 46,663
Jones Lang LaSalle, Inc.
(a)
158 30,126
Total 76,789
Total Real Estate 1,212,039
Utilities  5.9%
Electric Utilities 3.6%
American Electric Power Co., Inc. 2,542 250,540
Constellation Energy Corp. 1,600 105,760
Entergy Corp. 1,031 118,699
Evergy, Inc. 1,097 74,881
FirstEnergy Corp. 2,681 110,189
NRG Energy, Inc. 1,164 43,941
PG&E Corp.
(a)
7,824 84,969
Pinnacle West Capital Corp. 569 41,804
Total 830,783
Common Stocks (continued)
Issuer Shares Value ($)
Gas Utilities 0.7%
Atmos Energy Corp. 680 82,545
National Fuel Gas Co. 403 29,153
UGI Corp. 1,035 44,671
Total 156,369
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 2,637 58,594
Vistra Corp. 890 23,007
Total 81,601
Multi-Utilities 1.3%
Ameren Corp. 1,264 117,704
Consolidated Edison, Inc. 1,754 174,119
Total 291,823
Total Utilities 1,360,576
Total Common Stocks
(Cost $23,563,448) 22,898,657
Exchange-Traded Equity Funds 0 .2%
Issuer Shares Value ($)
Financials  0.2%
Financial Select Sector SPDR Fund 1,598 53,869
Total Exchange-Traded Equity Funds
(Cost $61,513) 53,869
Money Market Funds 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares,
1.475%
(b)
83,236 83,236
Total Money Market Funds
(Cost $83,236) 83,236
Total Investments in Securities
(Cost $23,708,197) 23,035,762
Other Assets & Liabilities, Net 16,116
Net Assets 23,051,878
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT305_10_M01_(09/22)
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